UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/15

Item 1. Schedule of Investments.

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited)

Franklin Global Allocation Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 50.6%
Automobiles & Components 1.7%
Brilliance China Automotive Holdings Ltd.	China	114,000	$224,006
Cie Generale des Etablissements Michelin, B	France	500	48,114
General Motors Co.	United States	2,059	76,821
Guangzhou Automobile Group Co. Ltd., H	China	60,000	57,634
Hyundai Mobis Co. Ltd.	South Korea	206	46,678
Hyundai Motor Co.	South Korea	157	22,885
Nissan Motor Co. Ltd.	Japan	7,300	77,138
[a]Tesla Motors Inc.	United States	120	24,401
Toyota Motor Corp.	Japan	800	53,924
			631,601
Banks 4.2%
Bangkok Bank PCL, fgn.	Thailand	3,400	19,227
Bank Danamon Indonesia Tbk PT	Indonesia	244,500	90,284
Bank of Nova Scotia	Canada	1,800	96,229
Barclays PLC	United Kingdom	20,780	82,409
BNP Paribas SA	France	1,780	103,772
CIT Group Inc.	United States	881	40,746
Citigroup Inc.	United States	1,114	58,396
Citizens Financial Group Inc.	United States	659	16,369
Columbia Banking System Inc.	United States	512	14,428
Hana Financial Group Inc.	South Korea	3,220	88,022
HSBC Holdings PLC	United Kingdom	5,600	49,906
[a]ING Groep NV, IDR	Netherlands	5,320	79,518
JPMorgan Chase & Co.	United States	1,175	72,004
KB Financial Group Inc.	South Korea	3,158	111,853
KBC GROEP NV	Belgium	700	42,478
PNC Financial Services Group Inc.	United States	1,143	105,110
Siam Commercial Bank PCL, fgn.	Thailand	5,700	29,856
[a]Signature Bank	United States	500	61,675
Societe Generale SA	France	706	32,645
Standard Chartered PLC	United Kingdom	2,290	35,033
SunTrust Banks Inc.	United States	979	40,139
[a]SVB Financial Group	United States	370	45,473
UniCredit SpA	Italy	10,369	68,992
United Bank Ltd.	Pakistan	49,200	81,155
United Overseas Bank Ltd.	Singapore	7,000	118,503
Wells Fargo & Co.	United States	683	37,422
			1,621,644
Capital Goods 3.6%
[a]B/E Aerospace Inc.	United States	468	29,737
BAE Systems PLC	United Kingdom	6,480	53,217
Carillion PLC	United Kingdom	6,740	37,560
Caterpillar Inc.	United States	501	41,533
CNH Industrial NV	United Kingdom	970	8,034
CNH Industrial NV (Qualifying Common Shares)	United Kingdom	1,929	15,976
Compagnie de Saint-Gobain	France	870	39,177
Daewoo International Corp.	South Korea	834	21,965
GEA Group AG	Germany	2,300	113,778
[a]HD Supply Holdings Inc.	United States	2,800	82,614
Honeywell International Inc.	United States	650	66,807
Huntington Ingalls Industries Inc.	United States	389	54,977
Hyundai Development Co.	South Korea	1,870	84,914
ITOCHU Corp.	Japan	3,500	39,208
[a]Kloeckner & Co. SE	Germany	1,770	18,411
[a]KLX Inc.	United States	254	10,145
MTU Aero Engines AG	Germany	1,000	95,110
Noble Group Ltd.	Hong Kong	135,000	96,588
Pall Corp.	United States	660	66,535
Precision Castparts Corp.	United States	200	43,260

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments.

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Roper Industries Inc.	United States	490	82,109
SembCorp Marine Ltd.	Singapore	26,000	57,046
Siemens AG	Germany	350	39,101
Sinopec Engineering Group Co. Ltd.	China	37,100	30,064
Weir Group PLC	United Kingdom	5,100	134,154
			1,362,020
Commercial & Professional Services 1.4%
Experian PLC	United Kingdom	7,000	129,455
[a]IHS Inc., A	United States	700	82,271
[a]Recruit Holdings Co. Ltd.	Japan	3,400	106,445
SGS SA	Switzerland	70	141,675
[a]Stericycle Inc.	United States	600	80,982
			540,828
Consumer Durables & Apparel 1.4%
Burberry Group PLC	United Kingdom	3,600	104,033
Ekornes ASA	Norway	4,350	53,099
Grendene SA	Brazil	3,700	21,257
Luxottica Group SpA	Italy	1,900	117,275
NIKE Inc., B	United States	1,100	106,832
Polaris Industries Inc.	United States	310	47,532
[a]TRI Pointe Homes Inc.	United States	2,500	39,700
[a]Under Armour Inc., A	United States	760	58,528
			548,256
Consumer Services 0.9%
[a]Chipotle Mexican Grill Inc.	United States	90	59,847
Starbucks Corp.	United States	520	48,612
[a]TAL Education Group, ADR	China	3,900	119,808
Whitbread PLC	United Kingdom	1,300	105,458
			333,725
Diversified Financials 1.9%
Aberdeen Asset Management PLC	United Kingdom	24,440	176,793
[a]Affiliated Managers Group Inc.	United States	280	60,598
[a]Ally Financial Inc.	United States	1,083	22,505
Azimut Holding SpA	Italy	4,800	125,762
BM&F BOVESPA SA	Brazil	7,200	25,462
Credit Suisse Group AG	Switzerland	2,298	56,106
Deutsche Boerse AG	Germany	1,940	158,284
GAM Holding Ltd.	Switzerland	930	18,149
Intercontinental Exchange Inc.	United States	210	49,426
Korea Investment Holdings Co. Ltd.	South Korea	642	31,834
MLP AG	Germany	898	3,744
			728,663
Energy 4.6%
Amec Foster Wheeler PLC	United Kingdom	8,500	115,534
Anadarko Petroleum Corp.	United States	300	25,269
Apache Corp.	United States	947	62,351
Baker Hughes Inc.	United States	949	59,322
BG Group PLC	United Kingdom	1,918	28,365
BP PLC	United Kingdom	11,624	80,398
Cenovus Energy Inc.	Canada	2,300	39,698
China Petroleum and Chemical Corp., H	China	58,000	48,609
CNOOC Ltd.	China	55,000	78,998
CONSOL Energy Inc.	United States	798	25,696
Dragon Oil PLC	Turkmenistan	2,110	17,573
Eni SpA	Italy	2,567	47,921
Ensign Energy Services Inc.	Canada	5,100	37,953
Gazprom OAO, ADR	Russia	23,800	118,762
Inner Mongolia Yitai Coal Co. Ltd., B	China	61,200	83,232
Kunlun Energy Co. Ltd.	China	14,000	13,809
[b]LUKOIL Holdings, ADR (London Stock Exchange)	Russia	2,278	110,255
Marathon Oil Corp.	United States	1,937	53,965
Murphy Oil Corp.	United States	524	26,666
Noble Corp. PLC	United States	2,160	35,942

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Paragon Offshore PLC	United States	390	803
PetroChina Co. Ltd., H	China	78,000	90,512
Petrofac Ltd.	United Kingdom	4,610	62,589
Precision Drilling Corp.	Canada	900	5,481
Royal Dutch Shell PLC, A	United Kingdom	2,293	75,091
Royal Dutch Shell PLC, B	United Kingdom	1,560	53,112
Saipem SpA	Italy	1,537	15,800
[a]SBM Offshore NV	Netherlands	4,881	57,360
Subsea 7 SA	United Kingdom	1,000	9,922
Suncor Energy Inc.	Canada	1,600	48,050
Talisman Energy Inc. (CAD Traded)	Canada	211	1,643
Talisman Energy Inc. (USD Traded)	Canada	2,498	19,434
Technip SA	France	920	59,947
[c]TMK OAO, GDR, Reg S	Russia	12,200	38,186
Total SA, B	France	780	42,108
Transocean Ltd.	United States	768	12,388
Trican Well Service Ltd.	Canada	5,100	17,875
WorleyParsons Ltd.	Australia	5,300	41,420
			1,762,039
Food & Staples Retailing 1.1%
CVS Health Corp.	United States	509	52,870
Dairy Farm International Holdings Ltd.	Hong Kong	8,100	70,632
The Kroger Co.	United States	856	60,904
Metro AG	Germany	882	29,530
[a]Sprouts Farmers Markets LLC	United States	1,400	51,534
Tesco PLC	United Kingdom	27,030	102,396
Walgreens Boots Alliance Inc.	United States	760	63,141
			431,007
Food, Beverage & Tobacco 1.3%
Altria Group Inc.	United States	1,069	60,174
British American Tobacco PLC	United Kingdom	1,513	88,333
Imperial Tobacco Group PLC	United Kingdom	1,161	57,226
Lorillard Inc.	United States	1,258	86,072
Mead Johnson Nutrition Co., A	United States	420	43,999
[a]Monster Beverage Corp.	United States	550	77,616
PepsiCo Inc.	United States	640	63,347
Philip Morris International Inc.	United States	313	25,967
Univanich Palm Oil PCL, fgn.	Thailand	41,100	13,717
			516,451
Health Care Equipment & Services 2.9%
[a]Cerner Corp.	United States	1,150	82,869
Cigna Corp.	United States	504	61,302
Cochlear Ltd.	Australia	1,400	98,928
[a]DexCom Inc.	United States	430	26,118
[a]Edwards Lifesciences Corp.	United States	330	43,897
Elekta AB, B	Sweden	9,200	96,078
[a]Envision Healthcare Holdings Inc.	United States	1,500	54,930
Getinge AB, B	Sweden	1,467	40,566
GN Store Nord AS	Denmark	5,300	123,121
[a]IDEXX Laboratories Inc.	United States	200	31,366
McKesson Corp.	United States	560	128,072
Medtronic PLC	United States	2,814	218,338
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	15,600	32,625
Sinopharm Group Co.	China	5,600	19,567
Stryker Corp.	United States	599	56,755
			1,114,532
Household & Personal Products 0.4%
Avon Products Inc.	United States	2,316	19,709
Energizer Holdings Inc.	United States	205	27,435
Reckitt Benckiser Group PLC	United Kingdom	1,200	108,553
			155,697
Insurance 1.6%
ACE Ltd.	United States	663	75,589

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Aegon NV	Netherlands	8,393	65,003
[a]Alleghany Corp.	United States	126	59,540
The Allstate Corp.	United States	742	52,385
American International Group Inc.	United States	1,736	96,053
Aviva PLC	United Kingdom	5,710	47,510
AXA SA	France	1,270	32,251
China Life Insurance Co. Ltd., H	China	9,000	38,584
MetLife Inc.	United States	1,049	53,321
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	180	37,370
Swiss Re AG	Switzerland	280	25,750
Xl Group PLC	United States	182	6,588
Zurich Insurance Group AG	Switzerland	24	7,675
			597,619
Materials 3.0%
Akzo Nobel NV	Netherlands	390	28,983
Arab Potash Co. PLC	Jordan	2,244	56,880
Compania de Minas Buenaventura SA, ADR	Peru	7,200	83,376
CRH PLC	Ireland	780	22,099
Cytec Industries Inc.	United States	700	36,771
Ecolab Inc.	United States	1,000	115,540
Freeport-McMoRan Inc., B	United States	1,980	42,827
HudBay Minerals Inc.	Canada	5,200	45,355
[a]Impala Platinum Holdings Ltd.	South Africa	12,700	78,053
International Paper Co.	United States	1,179	66,507
Kumba Iron Ore Ltd.	South Africa	1,812	35,563
MeadWestvaco Corp.	United States	1,124	59,640
POSCO	South Korea	177	43,000
Sika AG	Switzerland	15	53,006
Symrise AG	Germany	1,200	76,338
Syngenta AG	Switzerland	380	133,883
ThyssenKrupp AG	Germany	1,346	35,838
Umicore SA	Belgium	3,100	135,329
			1,148,988
Media 1.8%
CBS Corp., B	United States	1,107	65,424
[a]Charter Communications Inc., A	United States	350	63,210
Comcast Corp., Special A	United States	280	16,505
ITV PLC	United Kingdom	27,000	93,905
Reed Elsevier PLC	United Kingdom	3,825	66,014
Time Warner Cable Inc.	United States	602	92,738
Time Warner Inc.	United States	474	38,802
Twenty-First Century Fox Inc., B	United States	4,790	163,051
The Walt Disney Co.	United States	1,030	107,202
			706,851
Pharmaceuticals, Biotechnology & Life Sciences 5.8%
[a]Actavis PLC	United States	640	186,470
[a]Alkermes PLC	United States	1,350	94,837
Bayer AG	Germany	350	51,727
[a]Biogen Idec Inc.	United States	580	237,562
Bristol-Myers Squibb Co.	United States	1,100	67,012
[a]Celgene Corp.	United States	1,750	212,677
CSL Ltd.	Australia	1,300	93,711
Eli Lilly & Co.	United States	925	64,907
Gerresheimer AG	Germany	440	25,346
GlaxoSmithKline PLC	United Kingdom	1,860	44,261
[a]Hospira Inc.	United States	864	75,634
[a]Illumina Inc.	United States	460	89,912
[a]Incyte Corp.	United States	480	41,208
[a]Jazz Pharmaceuticals PLC	United States	220	37,420
Lonza Group AG	Switzerland	240	29,588
Merck & Co. Inc.	United States	2,479	145,121
[a]MorphoSys AG	Germany	200	16,672
[a]Prestige Brands Holdings Inc.	United States	1,000	38,540
[a]QIAGEN NV	Netherlands	1,870	47,038

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

[a]Quintiles Transnational Holdings Inc.	United States	650	42,237
[a]Regeneron Pharmaceuticals Inc.	United States	130	53,799
Roche Holding AG	Switzerland	760	206,367
Sanofi	France	440	43,188
Teva Pharmaceutical Industries Ltd., ADR	Israel	2,902	165,472
UCB SA	Belgium	300	22,949
[a]Valeant Pharmaceuticals International Inc.	Canada	520	102,690
			2,236,345
Real Estate 0.5%
American Tower Corp.	United States	830	82,286
Land and Houses PCL, fgn.	Thailand	282,800	90,888
[a]Land and Houses PCL, wts., 5/05/17	Thailand	56,560	11,798
			184,972
Retailing 1.9%
Advance Auto Parts Inc.	United States	580	89,859
[a]Amazon.com Inc.	United States	240	91,238
Cia Hering	Brazil	2,200	13,801
Dollarama Inc.	Canada	1,750	87,549
Kingfisher PLC	United Kingdom	10,800	60,919
[a]LKQ Corp.	United States	1,700	41,778
Marks & Spencer Group PLC	United Kingdom	5,260	40,965
[a]The Priceline Group Inc.	United States	80	98,999
Springland International Holdings Ltd.	China	46,600	14,600
Start Today Co. Ltd.	Japan	4,700	114,416
Tractor Supply Co.	United States	550	48,466
Truworths International Ltd.	South Africa	1,981	15,090
			717,680
Semiconductors & Semiconductor Equipment 1.3%
Applied Materials Inc.	United States	3,410	85,420
ARM Holdings PLC	United Kingdom	6,300	112,716
ASML Holding NV	Netherlands	600	64,876
[a]Cavium Inc.	United States	1,150	78,764
[a]GCL-Poly Energy Holdings Ltd.	Hong Kong	259,000	62,447
Skyworks Solutions Inc.	United States	300	26,325
[a]Trina Solar Ltd., ADR	China	5,561	58,224
			488,772
Software & Services 4.7%
CA Inc.	United States	1,499	48,747
Capcom Co. Ltd.	Japan	1,800	31,811
[a]Check Point Software Technologies Ltd.	Israel	1,200	100,188
[a]Cognizant Technology Solutions Corp., A	United States	920	57,486
[a]CoStar Group Inc.	United States	280	55,765
Dassault Systemes SA	France	1,600	111,974
[a]Electronic Arts Inc.	United States	1,450	82,911
[a]Facebook Inc., A	United States	1,400	110,558
[a]FleetCor Technologies Inc.	United States	500	76,715
Infosys Ltd., ADR	India	570	20,925
[a]LinkedIn Corp., A	United States	470	125,584
MasterCard Inc., A	United States	1,900	171,247
MercadoLibre Inc.	Argentina	600	78,582
Microsoft Corp.	United States	3,263	143,083
[a]Mobileye NV	United States	430	15,256
[a]NetSuite Inc.	United States	530	51,103
The Sage Group PLC	United Kingdom	15,000	112,188
[a]Salesforce.com Inc.	United States	1,420	98,520
Symantec Corp.	United States	3,458	87,003
Visa Inc., A	United States	540	146,507
Xerox Corp.	United States	5,277	72,031
			1,798,184
Technology Hardware & Equipment 2.9%
Apple Inc.	United States	3,900	500,994
CANON Inc.	Japan	500	16,256
Cisco Systems Inc.	United States	2,697	79,588

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Digital China Holdings Ltd.	China	18,000		17,522
Hewlett-Packard Co.	United States	1,195		41,634
Kingboard Chemical Holdings Ltd.	Hong Kong	20,700		35,871
[a]Palo Alto Networks Inc.	United States	550		78,221
Samsung Electronics Co. Ltd.	South Korea	165		203,345
[a]Stratasys Ltd.	United States	430		26,686
YASKAWA Electric Corp.	Japan	6,100		85,161
[a]Zebra Technologies Corp., A	United States	330		30,046
				1,115,324
Telecommunication Services 0.8%
China Mobile Ltd.	China	3,000		40,885
China Telecom Corp. Ltd., H	China	102,000		65,888
Koninklijke KPN NV	Netherlands	9,020		30,811
Mobile TeleSystems, ADR	Russia	593		5,871
Telefonica SA	Spain	3,037		47,229
Telenor ASA	Norway	2,020		40,560
Vodafone Group PLC	United Kingdom	22,987		79,628
				310,872
Transportation 0.8%
A.P. Moeller-Maersk AS, B	Denmark	32		73,761
Deutsche Lufthansa AG	Germany	1,560		22,872
DSV AS, B	Denmark	3,750		121,138
Kansas City Southern	United States	250		28,960
[a]Spirit Airlines Inc.	United States	820		63,780
				310,511
Utilities 0.1%
NRG Energy Inc.	United States	1,455		34,891
Total Common Stocks and Other Equity Interests (Cost $15,475,373)				19,397,472
Preferred Stocks 1.0%
Automobiles & Components 0.1%
Volkswagen AG, pfd.	Germany	136		34,324
Banks 0.5%
Banco Bradesco SA, ADR, pfd.	Brazil	6,900		90,942
Itau Unibanco Holding SA, ADR, pfd.	Brazil	6,776		86,597
				177,539
Energy 0.1%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	8,603		57,726
Materials 0.3%
Vale SA, ADR, pfd., A	Brazil	16,750		108,373
Total Preferred Stocks (Cost $715,589)				377,962
		Principal Amount*
Corporate Bonds 6.3%
Automobiles & Components 0.6%
[d]BMW Finance NV, senior note, FRN, 0.301%, 9/05/16	Germany	130,000	EUR	145,686
BMW US Capital LLC, senior note, 1.25%, 7/20/16	Germany	65,000	EUR	73,874
				219,560
Banks 1.8%
[c]Abbey National Treasury Services PLC, senior note, Reg S, 2.00%, 1/14/19	United Kingdom	100,000	EUR	118,336
Bank of Montreal, senior note, 1.45%, 4/09/18	Canada	100,000		99,660
Royal Bank of Canada, senior note, 1.20%, 1/23/17	Canada	65,000		65,192
[c,d]Societe Generale SA, senior note, Reg S, FRN, 0.419%, 4/17/15	France	100,000	EUR	111,976
Toyota Motor Credit Corp., senior note,
2.10%, 1/17/19	Japan	65,000		66,087
[c]Reg S, 1.25%, 8/01/17	Japan	125,000	EUR	143,821
[c,d]Volkswagen Bank GmbH, senior note, Reg S, FRN, 0.451%, 5/09/16	Germany	100,000	EUR	112,259
				717,331
Diversified Financials 0.9%
Caterpillar International Finance Ltd., senior note, 1.375%, 5/18/15	United States	100,000	EUR	112,222
[c]GE Capital European Funding, senior note, Reg S, 2.875%, 6/18/19	United States	125,000	EUR	154,744

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

John Deere Capital Corp., 0.70%, 9/04/15	United States	90,000		90,165
				357,131
Energy 0.5%
Chevron Corp., senior note, 0.889%, 6/24/16	United States	150,000		150,637
[e]NGPL PipeCo LLC,
secured note, 144A, 7.119%, 12/15/17	United States	6,000		6,000
senior secured note, 144A, 9.625%, 6/01/19	United States	25,000		25,188
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	13,000		4,485
				186,310
Food & Staples Retailing 0.4%
Costco Wholesale Corp., senior note, 1.125%, 12/15/17	United States	150,000		150,382
Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev Finance, senior note, 0.80%, 1/15/16	Belgium	150,000		150,444
[c]Anheuser-Busch InBev NV, senior note, Reg S, 1.25%, 3/24/17	Belgium	130,000	EUR	148,872
				299,316
Materials 0.0%†
[e]Walter Energy Inc.,
first lien, 144A, 9.50%, 10/15/19	United States	15,000		10,050
[f]second lien, 144A, PIK, 11.50%, 4/01/20	United States	6,000		1,172
				11,222
Media 0.4%
iHeartCommunications Inc., senior secured note, first lien, 9.00%, 12/15/19	United States	65,000		64,431
The Walt Disney Co., senior note, 1.10%, 12/01/17	United States	110,000		110,054
				174,485
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Johnson & Johnson, senior note, 1.65%, 12/05/18	United States	65,000		65,992
Technology Hardware & Equipment 0.3%
[e]Avaya Inc.,
senior note, 144A, 10.50%, 3/01/21	United States	42,000		36,855
senior secured note, 144A, 7.00%, 4/01/19	United States	17,000		17,255
Hewlett-Packard Co., senior note, 2.35%, 3/15/15	United States	50,000		50,030
				104,140
Utilities 0.4%
[c]Snam SpA, senior note, Reg S, 2.375%, 6/30/17	Italy	125,000	EUR	146,425
Total Corporate Bonds (Cost $2,664,496)				2,432,294
[d]Senior Floating Rate Interests 0.1%
Retailing 0.0%†
Toys R US-Delaware Inc.,
Filo Term Loan, 8.25%, 10/24/19	United States	2,000		1,970
[g]Term Loan B4, 9.75%, 4/24/20	United States	14,666		13,670
				15,640
Technology Hardware & Equipment 0.1%
Avaya Inc.,
Tranche B-3 Term Loan, 4.672%, 10/26/17	United States	20,586		20,023
Tranche B6 Term Loan, 6.50%, 3/31/18	United States	4,899		4,859
				24,882
Total Senior Floating Rate Interests (Cost $39,306)				40,522
		Units
Exchange Traded Notes (Cost $2,269,629) 4.9%
Energy 4.9%
[a,h,i] iPath Dow Jones-UBS Commodity Index Total Return ETN, 6/12/36	United States	64,000		1,879,680
		Principal Amount*
Foreign Government and Agency Securities 16.6%
[e]Caisse D'Amortissement De La Dette Sociale, senior note, 144A, 1.375%, 1/29/18	France	152,000		152,752
Deutsche Bahn Finance BV, senior note, 4.00%, 1/16/17	Germany	100,000	EUR	120,322
France Treasury Note, 2.25%, 2/25/16	France	65,000	EUR	74,454
[e]Government of Austria, senior note, 144A, 1.15%, 10/19/18	Austria	60,000	EUR	70,170
Government of Canada, 1.25%, 9/01/18	Canada	130,000	CAD	106,801

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)
[e]Government of Finland, 144A, 1.125%, 9/15/18	Finland	60,000		EUR	70,128
Government of France,
3.25%, 4/25/16	France	125,000		EUR	145,346
1.00%, 5/25/19	France	60,000		EUR	70,079
0.50%, 11/25/19	France	120,000		EUR	137,455
Government of Germany, 0.50%, 4/12/19	Germany	60,000		EUR	69,019
Government of Hungary,
5.50%, 12/22/16	Hungary	350,000		HUF	1,388
4.125%, 2/19/18	Hungary	50,000			52,523
4.00%, 4/25/18	Hungary	1,060,000		HUF	4,158
5.375%, 2/21/23	Hungary	80,000			90,322
A, 6.75%, 11/24/17	Hungary	5,540,000		HUF	23,310
A, 7.00%, 6/24/22	Hungary	9,950,000		HUF	46,942
A, 6.00%, 11/24/23	Hungary	5,760,000		HUF	26,483
B, 6.75%, 2/24/17	Hungary	3,260,000		HUF	13,291
B, 5.50%, 6/24/25	Hungary	29,850,000		HUF	135,720
senior note, 6.25%, 1/29/20	Hungary	32,000			36,795
senior note, 6.375%, 3/29/21	Hungary	6,000			7,032
[c]senior note, Reg S, 4.375%, 7/04/17	Hungary	95,000		EUR	114,492
[c]senior note, Reg S, 5.75%, 6/11/18	Hungary	10,000		EUR	12,852
Government of Ireland, senior bond, 5.40%, 3/13/25	Ireland	131,670		EUR	211,392
Government of Malaysia,
3.835%, 8/12/15	Malaysia	140,000		MYR	38,876
4.72%, 9/30/15	Malaysia	507,000		MYR	141,606
3.197%, 10/15/15	Malaysia	130,000		MYR	35,993
senior note, 3.172%, 7/15/16	Malaysia	10,000		MYR	2,764
Government of Mexico,
6.00%, 6/18/15	Mexico	31,920	[j]	MXN	215,731
8.00%, 12/17/15	Mexico	13,170	[j]	MXN	91,506
6.25%, 6/16/16	Mexico	15,890	[j]	MXN	110,015
Government of Poland,
5.50%, 4/25/15	Poland	235,000		PLN	63,776
6.25%, 10/24/15	Poland	6,000		PLN	1,666
5.00%, 4/25/16	Poland	335,000		PLN	93,833
4.75%, 10/25/16	Poland	1,185,000		PLN	336,024
4.75%, 4/25/17	Poland	10,000		PLN	2,876
Strip, 7/25/15	Poland	491,000		PLN	131,620
Strip, 1/25/16	Poland	555,000		PLN	147,597
Government of Portugal,
[e]144A, 5.125%, 10/15/24	Portugal	80,000			88,815
[c]Reg S, 3.875%, 2/15/30	Portugal	90,000		EUR	121,209
[c]senior bond, Reg S, 4.95%, 10/25/23	Portugal	500		EUR	711
[c]senior note, Reg S, 5.65%, 2/15/24	Portugal	1,200		EUR	1,787
[e]Government of Slovenia, senior note, 144A, 5.85%, 5/10/23	Slovenia	200,000			235,883
Government of the Netherlands,
[e]144A, Strip, 4/15/16	Netherlands	120,000		EUR	134,595
[c]Reg S, 1.25%, 1/15/19	Netherlands	60,000		EUR	70,696
[e]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	280,000			117,223
Inter-American Development Bank, 0.875%, 11/15/16	Supranational[k]	65,000			65,245
International Bank for Reconstruction and Development, 0.75%, 12/15/16	Supranational[k]	135,000			135,179
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	38,900,000		KRW	35,342
senior bond, 2.80%, 8/02/15	South Korea	181,710,000		KRW	165,584
senior bond, 1.96%, 2/02/17	South Korea	14,100,000		KRW	12,794
senior note, 2.76%, 6/02/15	South Korea	50,000,000		KRW	45,495
senior note, 2.90%, 12/02/15	South Korea	233,700,000		KRW	213,684
senior note, 2.80%, 4/02/16	South Korea	34,800,000		KRW	31,878
senior note, 2.79%, 6/02/16	South Korea	90,700,000		KRW	83,177
senior note, 2.46%, 8/02/16	South Korea	31,600,000		KRW	28,880
senior note, 2.22%, 10/02/16	South Korea	54,700,000		KRW	49,839
senior note, 2.07%, 12/02/16	South Korea	20,000,000		KRW	18,184
Korea Treasury Bond, senior note,
3.25%, 6/10/15	South Korea	80,160,000		KRW	73,044
2.75%, 12/10/15	South Korea	216,120,000		KRW	197,423
2.75%, 6/10/16	South Korea	80,900,000		KRW	74,155

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

3.00%, 12/10/16	South Korea	118,600,000		KRW	109,583
Letra Tesouro Nacional, Strip,
10/01/15	Brazil	40	[l]	BRL	13,113
1/01/16	Brazil	110	[l]	BRL	34,960
7/01/16	Brazil	10	[l]	BRL	2,993
10/01/16	Brazil	40	[l]	BRL	11,615
[m]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	Mexico	60,942	[n]	MXN	430,145
3.50%, 12/14/17	Mexico	1,903	[n]	MXN	13,532
4.00%, 6/13/19	Mexico	1,797	[n]	MXN	13,092
2.50%, 12/10/20	Mexico	370	[n]	MXN	2,515
[o]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/19	Brazil	40	[l]	BRL	36,218
8/15/20	Brazil	20	[l]	BRL	18,083
8/15/22	Brazil	40	[l]	BRL	36,177
5/15/23	Brazil	360	[l]	BRL	321,773
8/15/24	Brazil	10	[l]	BRL	9,019
[d]Province of Ontario, FRN, 1.43%, 12/03/18	Canada	130,000		CAD	104,909
Total Foreign Government and Agency Securities (Cost $6,920,600)					6,365,658
U.S. Government and Agency Securities 2.8%
FHLB, 0.375%, 6/24/16	United States	190,000			189,884
U.S. Treasury Note,
0.375%, 3/15/15	United States	150,000			150,023
[d]FRN, 0.065%, 1/31/16	United States	665,000			665,015
[m]Index Linked, 0.125%, 4/15/18	United States	64,008			65,224
Total U.S. Government and Agency Securities (Cost $1,069,276)					1,070,146
Total Investments before Short Term Investments (Cost $29,154,269)					31,563,734
Short Term Investments 11.5%
Foreign Government and Agency Securities 3.8%
[p]Bank of Negara Monetary Notes, 3/03/15 - 11/24/15	Malaysia	2,430,000		MYR	667,867
[p]Canada Treasury Bill, 3/12/15	Canada	48,000		CAD	38,403
[p]Korea Monetary Stabilization Bonds, 5/05/15 - 8/04/15	South Korea	33,300,000		KRW	30,049
Korea Monetary Stabilization Bond, senior note, 2.13%, 10/08/15	South Korea	17,300,000		KRW	15,726
[p]Malaysia Treasury Bills, 5/13/15 - 1/22/16	Malaysia	90,000		MYR	24,610
[p]Mexico Treasury Bills, 3/19/15 - 12/10/15	Mexico	360,250	[q]	MXN	239,265
[p]Monetary Authority of Singapore Treasury Bills, 3/27/15 - 5/04/15	Singapore	590,000		SGD	432,596
Total Foreign Government and Agency Securities (Cost $1,553,723)					1,448,516
U.S. Government and Agency Securities (Cost $200,074) 0.5%
U.S. Treasury Note, 0.25%, 5/15/15	United States	200,000			200,078
Total Investments before Money Market Funds (Cost $30,908,066)					33,212,328
		Shares
Money Market Funds (Cost $2,753,983) 7.2%
[a,r] Institutional Fiduciary Trust Money Market Portfolio	United States	2,753,983			2,753,983
Total Investments (Cost $33,662,049) 93.8%					35,966,311

Other Assets, less Liabilities 6.2%					2,373,617
Net Assets 100.0%					$38,339,928

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At February 28, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

Franklin Templeton International Trust
Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2015, the aggregate value of these securities was $1,296,366, representing 3.38% of net assets.
d The coupon rate shown represents the rate at period end.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have has been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At February 28, 2015, the aggregate value of these securities was $966,086, representing 2.52% of net assets.
f Income may be received in additional securities and/or cash.
g A portion or all of the security purchased on a delayed delivery basis.
h The security is owned by GAF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.
i Security does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.
j Principal amount is stated in 100 Mexican Peso Units.
k A supranational organization is an entity formed by two or more central governments through international treaties.
l Principal amount is stated in 1,000 Brazilian Real Units.
m Principal amount of security is adjusted for inflation.
n Principal amount is stated in 100 Unidad de Inversion Units.
o Redemption price at maturity is adjusted for inflation.
p The security is traded on a discount basis with no stated coupon rate.
q Principal amount is stated in 10 Mexican Peso Units.
r Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At February 28, 2015, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Equity Contracts
DAX Index	Long	9	$2,866,845	3/20/15	$348,599	$-
FTSE 100 Index	Short	4	427,296	3/20/15	-	(35,207)
Hang Seng Index	Long	2	319,681	3/30/15	-	(861)
IBEX 35 Index	Long	15	1,872,701	3/20/15	64,759	-
Mini MSCI Emerging Markets Index	Short	41	2,033,395	3/20/15	-	(177,775)
SGX CNX NIFTY Index	Long	43	764,884	3/26/15	-	(8,032)
SGX FTSE China A50 Index	Long	64	695,840	3/30/15	10,853	-
SPI 200 Index	Short	15	1,733,172	3/19/15	-	(230,091)
TOPIX Index	Long	12	1,530,346	3/12/15	97,273	-
Unrealized appreciation (depreciation) on equity contracts					521,484	(451,966)
Interest Rate Contracts
Australia 10 Yr. Bond	Long	9	925,810	3/16/15	31,712	-
Canada 10 Yr. Bond	Long	7	804,577	6/19/15	9,393	-
Euro-BTP Italian Government Bond	Long	29	4,572,838	3/06/15	226,038	-
Euro-Bund	Short	18	3,212,417	3/06/15	-	(129,995)
Long Gilt	Short	30	5,491,095	6/26/15	-	(6,083)
U.S. Treasury 10 Yr. Note	Long	23	2,939,328	6/19/15	-	(6,177)
Unrealized appreciation (depreciation) on interest rate contracts					267,143	(142,255)
Net unrealized appreciation (depreciation) on financial futures contracts					$194,406

Franklin Templeton International Trust
Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

At February 28, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Euro	BZWS	Sell	20,444	28,088		3/09/15	$5,204	$-
Euro	DBAB	Sell	40,000	54,918		3/09/15	10,144	-
Japanese Yen	BZWS	Sell	3,863,800	37,785		3/09/15	5,479	-
Euro	CITI	Sell	25,814	35,727		3/10/15	6,832	-
Mexican Peso	HSBC	Buy	753,430	56,897		3/10/15	-	(6,452)
Malaysian Ringgit	HSBC	Buy	113,809	34,291		3/11/15	-	(2,807)
Malaysian Ringgit	HSBC	Sell	113,809	31,860		3/11/15	376	-
Malaysian Ringgit	JPHQ	Buy	30,630	9,159		3/12/15	-	(686)
Malaysian Ringgit	JPHQ	Sell	30,630	8,566		3/12/15	93	-
Indian Rupee	JPHQ	Buy	3,794,000	60,404		3/13/15	972	-
Euro	BZWS	Sell	4,551	6,346		3/17/15	1,252	-
Euro	CITI	Sell	2,661	3,713		3/17/15	734	-
Australian Dollar	DBAB	Buy	500,000	410,600		3/18/15	-	(20,343)
Australian Dollar	DBAB	Sell	500,000	407,800		3/18/15	17,543	-
British Pound	DBAB	Buy	1,700,000	2,662,965		3/18/15	-	(39,066)
British Pound	DBAB	Sell	480,000	731,125		3/18/15	-	(9,741)
Euro	DBAB	Buy	1,800,000	2,040,021		3/18/15	-	(24,961)
Euro	DBAB	Sell	3,400,000	4,153,560		3/18/15	347,335	-
Japanese Yen	DBAB	Buy	158,000,000	1,329,530		3/18/15	-	(8,307)
Japanese Yen	DBAB	Sell	311,200,000	2,631,483		3/18/15	29,262	(87)
Norwegian Krone	DBAB	Buy	18,000,000	2,463,223		3/18/15	-	(114,637)
Norwegian Krone	DBAB	Sell	18,000,000	2,389,962		3/18/15	41,377	-
Swedish Krona	DBAB	Buy	11,163,000	1,343,276		3/18/15	1,208	(4,994)
Swedish Krona	DBAB	Sell	22,163,000	2,776,987		3/18/15	137,429	(19,864)
Swiss Franc	DBAB	Buy	3,040,000	2,990,507		3/18/15	201,970	-
Swiss Franc	DBAB	Sell	4,020,000	4,149,908		3/18/15	2,132	(73,855)
Hungarian Forint	DBAB	Buy	8,203,000	25,707	EUR	3/19/15	1,509	-
Hungarian Forint	JPHQ	Buy	2,458,480	7,706	EUR	3/19/15	451	-
Japanese Yen	CITI	Sell	3,100,000	30,538		3/19/15	4,615	-
Hungarian Forint	JPHQ	Buy	8,204,000	25,801	EUR	3/20/15	1,406	-
Indian Rupee	JPHQ	Buy	3,794,000	60,798		3/20/15	501	-
Euro	BZWS	Sell	4,538	6,319		3/23/15	1,239	-
Euro	RBS	Sell	745,000	916,760		3/24/15	82,683	-
Japanese Yen	DBAB	Sell	1,542,000	15,100		3/24/15	2,205	-
Japanese Yen	BZWS	Sell	1,580,000	15,467		3/25/15	2,254	-
Euro	BZWS	Sell	4,483	6,180		4/02/15	1,160	-
Euro	DBAB	Sell	2,665	3,679		4/07/15	695	-
Euro	DBAB	Sell	5,365	7,405		4/13/15	1,397	-
Malaysian Ringgit	DBAB	Buy	38,299	9,017	EUR	4/14/15	464	-
Malaysian Ringgit	HSBC	Buy	162,863	38,343	EUR	4/14/15	1,974	-
Indian Rupee	JPHQ	Buy	3,794,000	60,155		4/15/15	888	-
Euro	HSBC	Sell	5,386	7,479		4/16/15	1,447	-
Japanese Yen	BZWS	Sell	1,270,000	12,499		4/17/15	1,875	-
Japanese Yen	JPHQ	Sell	760,000	7,454		4/21/15	1,095	-
Euro	BZWS	Sell	4,457	6,151		4/22/15	1,159	-

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Euro	JPHQ	Sell	865	1,197		4/22/15	228	-
Japanese Yen	JPHQ	Sell	880,000	8,632		4/22/15	1,270	-
Euro	BZWS	Sell	3,615	5,012		4/30/15	963	-
Euro	SCNY	Sell	16,000	22,142		4/30/15	4,221	-
Euro	BZWS	Sell	9,004	12,478		5/05/15	2,393	-
Polish Zloty	RBS	Buy	400,000	106,454		5/05/15	1,160	-
Euro	GSFX	Sell	4,537	6,298		5/07/15	1,216	-
Euro	CITI	Sell	9,840	13,557		5/13/15	2,533	-
Euro	BOFA	Sell	29,409	36,723		5/18/15	3,775	-
Euro	BZWS	Sell	3,672	5,041		5/18/15	927	-
Euro	DBAB	Sell	31,728	39,610		5/18/15	4,064	-
Euro	FBCO	Sell	31,251	39,022		5/18/15	4,010	-
Euro	HSBC	Sell	1,313	1,625		5/18/15	154	-
Euro	SSBT	Buy	8,919	10,142		5/18/15	-	(149)
Euro	SSBT	Sell	569	715		5/18/15	78	-
Japanese Yen	BOFA	Sell	507,650	5,000		5/18/15	752	-
Japanese Yen	BZWS	Sell	507,500	5,000		5/19/15	753	-
Japanese Yen	HSBC	Sell	304,700	3,000		5/19/15	450	-
Euro	JPHQ	Sell	21,301	26,735		5/20/15	2,870	-
Euro	BZWS	Sell	19,084	26,167		5/22/15	4,785	-
Euro	JPHQ	Buy	7,300	8,669		5/26/15	-	(489)
Euro	JPHQ	Sell	11,547	15,785		5/26/15	2,847	-
Euro	BZWS	Sell	5,324	7,249		5/29/15	1,283	-
Euro	BZWS	Sell	13,300	18,114		6/05/15	3,209	-
Euro	HSBC	Buy	38,000	45,097		6/08/15	-	(2,510)
Euro	HSBC	Sell	44,523	57,984		6/08/15	8,087	-
Japanese Yen	CITI	Sell	3,100,000	30,353		6/09/15	4,402	-
Japanese Yen	HSBC	Sell	4,600,000	45,035		6/09/15	6,527	-
Japanese Yen	BZWS	Sell	4,130,000	40,448		6/10/15	5,873	-
Japanese Yen	CITI	Sell	6,080,000	59,455		6/10/15	8,556	-
Japanese Yen	HSBC	Sell	4,400,000	43,108		6/10/15	6,273	-
Japanese Yen	DBAB	Sell	1,500,000	14,686		6/11/15	2,128	-
Japanese Yen	JPHQ	Sell	4,080,000	39,937		6/11/15	5,780	-
Japanese Yen	JPHQ	Sell	1,700,000	16,712		6/17/15	2,479	-
Euro	BZWS	Sell	1,929	2,624		6/22/15	462	-
Malaysian Ringgit	JPHQ	Buy	30,630	7,134	EUR	7/14/15	381	-
Euro	BOFA	Sell	5,224	6,067		7/20/15	208	-
Euro	BZWS	Sell	165	187		7/20/15	2	-
Euro	DBAB	Sell	27,062	31,463		7/20/15	1,112	-
Euro	FBCO	Sell	5,830	6,781		7/20/15	243	-
Euro	HSBC	Sell	7,589	8,870		7/20/15	359	-
Euro	SSBT	Sell	30,280	35,187		7/20/15	1,228	-
Japanese Yen	DBAB	Sell	3,820,000	32,850		7/21/15	850	-
Euro	DBAB	Sell	12,000	16,183		7/27/15	2,723	-
Euro	GSFX	Sell	12,000	16,190		7/27/15	2,730	-
Euro	JPHQ	Sell	16,000	21,511		7/31/15	3,564	-
Euro	HSBC	Sell	16,000	21,472		8/04/15	3,524	-
Euro	UBSW	Sell	17,000	22,814		8/04/15	3,743	-
Euro	BZWS	Sell	8,000	10,754		8/05/15	1,780	-
South Korean Won	BOFA	Sell	17,879,382	16,106		8/12/15	3	(41)

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

South Korean Won	FBCO	Sell	19,441,220	17,490		8/12/15	6	(69)
South Korean Won	HSBC	Sell	25,532,653	22,954		8/12/15	3	(102)
Japanese Yen	CITI	Sell	2,840,000	23,830		8/17/15	29	-
British Pound	BOFA	Sell	81,247	124,332		8/19/15	-	(951)
British Pound	FBCO	Sell	57,121	87,401		8/19/15	1	(681)
British Pound	HSBC	Sell	56,873	87,016		8/19/15	-	(683)
British Pound	SSBT	Sell	885	1,366		8/19/15	1	-
Philippine Peso	JPHQ	Buy	10,959,000	249,266		8/28/15	-	(1,733)
Japanese Yen	CITI	Sell	34,544,250	333,864		8/31/15	44,286	-
Japanese Yen	JPHQ	Sell	33,831,600	327,073		8/31/15	43,469	-
Euro	DBAB	Sell	620,000	819,318		9/02/15	123,430	-
Chilean Peso	DBAB	Buy	114,700,000	189,399		9/08/15	-	(6,638)
Euro	JPHQ	Sell	45,000	58,550		9/08/15	8,035	-
Malaysian Ringgit	DBAB	Buy	38,299	11,673		9/18/15	-	(1,247)
Malaysian Ringgit	DBAB	Sell	38,299	10,546		9/18/15	119	-
Hungarian Forint	JPHQ	Buy	4,038,000	12,834	EUR	9/23/15	430	-
Hungarian Forint	JPHQ	Buy	3,232,000	10,261	EUR	9/25/15	355	-
Euro	CITI	Sell	9,009	11,619		9/28/15	1,501	-
Euro	DBAB	Sell	32,000	41,211		9/28/15	5,272	-
Japanese Yen	JPHQ	Sell	14,600,000	134,780		10/07/15	12,293	-
Japanese Yen	HSBC	Sell	7,200,000	66,823		10/09/15	6,416	-
Japanese Yen	BZWS	Sell	3,700,000	34,363		10/13/15	3,317	-
Japanese Yen	DBAB	Sell	3,600,000	33,454		10/13/15	3,248	-
Euro	BZWS	Sell	92,000	117,516		10/14/15	14,156	-
Euro	JPHQ	Sell	173,000	221,047		10/14/15	26,686	-
Mexican Peso	DBAB	Buy	1,296,000	94,765		10/14/15	-	(9,259)
Euro	BZWS	Sell	64,000	81,632		10/16/15	9,726	-
Japanese Yen	JPHQ	Sell	3,465,000	32,782		10/19/15	3,705	-
Japanese Yen	JPHQ	Sell	6,550,000	61,953		10/20/15	6,986	-
Euro	BZWS	Sell	174,000	222,931		10/22/15	27,411	-
Japanese Yen	BZWS	Sell	840,000	7,894		10/22/15	845	-
Euro	JPHQ	Sell	17,084	21,407		11/12/15	2,201	-
Japanese Yen	JPHQ	Sell	1,300,000	11,422		11/12/15	507	-
Euro	BZWS	Sell	52,000	64,906		11/13/15	6,445	-
Euro	DBAB	Sell	346,573	433,930		11/16/15	44,270	-
Japanese Yen	DBAB	Sell	1,634,000	14,246		11/16/15	526	-
Brazilian Real	HSBC	Buy	110,000	38,540		11/20/15	-	(2,703)
Euro	DBAB	Sell	17,273	20,718		1/07/16	1,268	-
Euro	JPHQ	Sell	40,000	47,308		1/15/16	2,257	-
Euro	BZWS	Sell	40,000	47,339		1/19/16	2,283	-
Euro	JPHQ	Sell	39,000	46,084		1/19/16	2,155	-
Japanese Yen	JPHQ	Sell	3,465,000	29,822		1/20/16	671	-
Euro	JPHQ	Sell	40,000	46,825		1/25/16	1,761	-
Euro	DBAB	Sell	19,000	21,678		1/29/16	270	-
Japanese Yen	JPHQ	Sell	3,300,000	28,289		2/08/16	509	-
Japanese Yen	SCNY	Sell	3,280,000	28,112		2/08/16	501	-
Euro	DBAB	Sell	113,000	130,052		2/09/16	2,689	-
Japanese Yen	BZWS	Sell	3,280,000	28,112		2/09/16	500	-
Japanese Yen	JPHQ	Sell	3,290,000	28,188		2/09/16	492	-
Japanese Yen	HSBC	Sell	4,290,000	36,418		2/12/16	301	-

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

Japanese Yen	JPHQ	Sell	4,287,000	36,393	2/12/16	301	-
Japanese Yen	CITI	Sell	5,680,000	47,776	2/16/16	-	(50)
Japanese Yen	JPHQ	Sell	2,850,000	24,051	2/16/16	54	-
Japanese Yen	GSFX	Sell	2,850,000	24,167	2/17/16	169	-
Japanese Yen	JPHQ	Sell	2,850,000	24,124	2/17/16	126	-
Euro	DBAB	Sell	140,000	160,374	2/23/16	2,514	-
Japanese Yen	BZWS	Sell	1,420,000	12,032	2/25/16	72	-
Euro	BZWS	Sell	70,528	80,482	2/26/16	950	-
Japanese Yen	BZWS	Sell	2,840,000	23,927	2/26/16	7	-
Euro	DBAB	Sell	83,517	95,541	2/29/16	1,353	-
Japanese Yen	DBAB	Sell	915,000	7,745	2/29/16	38	-
Unrealized appreciation (depreciation)						1,452,233	(353,105)
Net unrealized appreciation (depreciation)						$1,099,128

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At February 28, 2015 the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty /	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR	LCH	10/17/17	$380,000	$609	$-
Pay Fixed rate semiannual 0.9255%
Receive Floating rate 3-month USD BBA LIBOR	CME	8/22/23	190,000	-	(15,060)
Pay Fixed rate semiannual 3.018%
Receive Floating rate 3-month USD BBA LIBOR	LCH	7/07/24	80,000	-	(4,771)
Pay Fixed rate semiannual 2.7305%
Receive Floating rate 3-month USD BBA LIBOR	LCH	1/22/25	200,000	3,382	-
Pay Fixed rate semiannual 1.91422%
Receive Floating rate 3-month USD BBA LIBOR	LCH	1/23/25	240,000	2,847	-
Pay Fixed rate semiannual 1.96953%
Receive Floating rate 3-month USD BBA LIBOR	LCH	1/27/25	140,000	1,651	-
Pay Fixed rate semiannual 1.973%
Receive Floating rate 3-month USD BBA LIBOR	LCH	1/29/25	40,000	609	-
Pay Fixed rate semiannual 1.9367%
Receive Floating rate 3-month USD BBA LIBOR	LCH	1/30/25	30,000	447	-
Pay Fixed rate semiannual 1.94152%
Receive Floating rate 3-month USD BBA LIBOR	LCH	2/03/25	50,000	1,333	-
Pay Fixed rate semiannual 1.81667%
Receive Floating rate 3-month USD BBA LIBOR	CME	8/22/43	110,000	-	(31,805)
Pay Fixed rate semiannual 3.848%
Unrealized appreciation (depreciation)				10,878	(51,636)
Net unrealized appreciation (depreciaition)					$(40,758)

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2015 (unaudited) (continued)

ABBREVIATIONS

Currency

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
CME - Chicago Mercantile Exchange
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSFX - Goldman Sachs Bank
HSBC - HSBC Bank USA, N.A.
JPHQ - JP Morgan Chase & Co.
LCH - London Clearing House
RBS - The Royal Bank of Scotland Group PLC
SCNY - Standard Chartered Bank
SSBT - State Street Bank Corp.
UBSW - UBS AG

Currency

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
HUF - Hungarian Forint
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
SGD - Singapore Dollar

Selected Portfolio

ADR - American Depositary Receipt
ETN - Exchange Traded Note
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note
GDR - Global Depositary Receipt
IDR - International Depositary Receipt
PIK - Payment-In-Kind

Franklin Templeton International Trust

Notes to Consolidated Statement of Investments (unaudited)

Franklin Global Allocation Fund

1. ORGANIZATION

Franklin Templeton International Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Franklin Global Allocation Fund (Fund) is included in this report.

Effective June 30, 2014, Franklin Templeton Global Allocation Fund was renamed Franklin Global Allocation Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate or equity price risk, and certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument. A total return swap is an agreement between the Fund and counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. The underlying instrument can be a stock or bond, a basket of stocks or bonds, a stock index, or credit index. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. The Fund did not hold any total return swap contracts at period end.

4. INCOME TAXES

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$33,879,662

Unrealized appreciation	$5,264,695
Unrealized depreciation	(3,178,046)
Net unrealized appreciation (depreciation)	$2,086,649

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. INVESTMENTS IN GAF HOLDINGS CORP. (GAF SUBSIDIARY)

The Fund invests in certain financial instruments through its investment in the GAF Subsidiary. The GAF Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At February 28, 2015, the GAF Subsidiary’s investments as well as any other assets and liabilities of the GAF Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At February 28, 2015, the net assets of the GAF Subsidiary were $1,879,563, representing 4.90% of the Fund's consolidated net assets. The Fund’s investment in the GAF Subsidiary is limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Capital Goods	$1,346,044	$15,976	$-	$1,362,020
Energy	1,701,003	118,762	-	1,819,765
Other Equity Investments[b]	16,593,649	-	-	16,593,649
Corporate Bonds	-	2,432,294	-	2,432,294
Senior Floating Rate Interests	-	40,522	-	40,522
Exchange Traded Notes	1,879,680	-	-	1,879,680
Foreign Government and Agency Securities	-	6,365,658	-	6,365,658
U.S. Government and Agency Securities	-	1,070,146	-	1,070,146
Short Term Investments	2,753,983	1,648,594	-	4,402,577
Total Investments in Securities	$24,274,359	$11,691,952	$-	$35,966,311

Other Financial Instruments
Futures Contracts	$788,627	$-	$-	$788,627
Forw ard Exchange Contracts	-	1,452,233	-	1,452,233
Sw ap Contracts	-	10,878	-	10,878
Total Other Financial Instruments	$788,627	$1,463,111	$-	$2,251,738

Liabilities:
Other Financial Instruments
Futures Contracts	$594,221	$-	$-	$594,221
Forw ard Exchange Contracts	-	353,105	-	353,105
Sw ap Contracts	-	51,636	-	51,636
Total Other Financial Instruments	$594,221	$404,741	$-	$998,962

aIncludes common and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Consolidated Statement of Investments.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  April 24, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  April 24, 2015